Cover Page	Mar. 11, 2021
Cover Page [Abstract]
Entity Address, Address Line One	250 Campus Drive,
Entity Address, City or Town	Marlborough,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
Entity File Number	1-36214
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	HOLOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2902449
City Area Code	(508)
Local Phone Number	263-2900
Title of 12(b) Security	Common Stock, $.01 par value
Security Exchange Name	HOLX
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000859737
Security Exchange Name	NASDAQ